Finance Expense	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Finance Expense
Finance Expense

	2019 £’000	2018 £’000	2017 £’000
Interest charge on bank borrowings	£338	£561	£286
Interest charge on leases	3	8	22
Foreign exchange loss	—	17	967
Other interest charge	4	3	100
Fair value movement of financial liabilities	5,954	229	—
Total	£6,299	£818	£1,375